Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 164,188	$ 35,972	$ 50,007	$ 41,561
Cash–restricted	2,293	3,713
Insurance subsidiary investments	99,951	96,295
Accounts receivable, net	944,219	916,529
Inventories	25,702	25,780
Deferred tax assets	82,391	37,920
Income taxes	8,575	$ 36,846
Interest deposit on senior unsecured notes due 2020 and 2023 held in escrow	23,438
Other	39,305	$ 43,673
Current assets	1,390,062	1,196,728
Property and equipment, net	902,104	926,575
Goodwill	997,597	992,102	1,041,266
Intangible assets, net	400,700	423,303
Assets held for sale	3,475	20,978
Insurance subsidiary investments	166,045	149,094
Deferred tax assets	11,174	$ 17,043
Acquisition deposit	195,000
Other	236,807	$ 220,046
Total assets	5,652,964	3,945,869
Current liabilities:
Accounts payable	175,725	181,772
Salaries, wages and other compensation	358,857	361,192
Due to third party payors	43,957	33,747
Professional liability risks	64,137	60,993
Other accrued liabilities	189,980	146,495
Long-term debt due within one year	24,607	8,222
Current liabilities	857,263	792,421
Long-term debt – senior unsecured notes due 2020 and 2023	2,852,531	1,579,391
Long-term debt – other	1,502,531	1,579,391
Professional liability risks	243,614	246,230
Deferred credits and other liabilities	$ 213,584	$ 206,611
Commitments and contingencies
Equity:
Stockholders’ equity (deficit)	$ 1,441,867	$ 1,082,657
Noncontrolling interests	44,105	38,559
Total equity	1,485,972	1,121,216	1,292,844	1,320,541
Total liabilities and equity	5,652,964	3,945,869
Parent company/issuer
Current assets:
Investment in subsidiaries	1,943	55,609
Intercompany	2,937,529	2,580,391
Other	46,130	43,332
Total assets	2,985,602	2,679,332
Current liabilities:
Other accrued liabilities	20,317	13,378
Long-term debt due within one year	20,887	7,875
Current liabilities	41,204	21,253
Long-term debt – other	$ 1,502,531	$ 1,575,422
Commitments and contingencies
Equity:
Stockholders’ equity (deficit)	$ 1,441,867	$ 1,082,657
Total equity	1,441,867	1,082,657
Total liabilities and equity	2,985,602	2,679,332
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	129,408	23,535	37,370	21,825
Cash–restricted	2,293	3,713
Accounts receivable, net	852,007	819,103
Inventories	22,908	22,870
Deferred tax assets	82,391	37,920
Income taxes	7,621	36,083
Other	35,346	40,679
Current assets	1,131,974	983,903
Property and equipment, net	859,414	878,284
Goodwill	704,790	700,278
Intangible assets, net	377,710	400,313
Assets held for sale	3,475	20,978
Deferred tax assets	4,062	6,193
Acquisition deposit	195,000
Other	104,463	104,113
Total assets	3,380,888	3,094,062
Current liabilities:
Accounts payable	126,173	158,497
Salaries, wages and other compensation	311,271	314,413
Due to third party payors	43,957	33,747
Professional liability risks	3,323	3,339
Other accrued liabilities	157,169	122,381
Long-term debt due within one year		109
Current liabilities	641,893	632,486
Long-term debt – other		249
Intercompany	2,539,697	2,226,940
Professional liability risks	55,634	62,115
Deferred credits and other liabilities	$ 133,353	$ 129,260
Commitments and contingencies
Equity:
Stockholders’ equity (deficit)	$ 10,311	$ 43,012
Total equity	10,311	43,012
Total liabilities and equity	3,380,888	3,094,062
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	34,780	12,437	$ 12,637	$ 19,736
Insurance subsidiary investments	99,951	96,295
Accounts receivable, net	92,212	97,426
Inventories	2,794	2,910
Income taxes	954	763
Interest deposit on senior unsecured notes due 2020 and 2023 held in escrow	23,438
Other	3,959	2,994
Current assets	258,088	212,825
Property and equipment, net	42,690	48,291
Goodwill	292,807	291,824
Intangible assets, net	22,990	22,990
Insurance subsidiary investments	166,045	149,094
Deferred tax assets	7,112	10,850
Other	86,214	72,601
Total assets	2,225,946	808,475
Current liabilities:
Accounts payable	49,552	23,275
Salaries, wages and other compensation	47,586	46,779
Professional liability risks	60,814	57,654
Other accrued liabilities	12,494	10,736
Long-term debt due within one year	3,720	238
Current liabilities	174,166	138,682
Long-term debt – other		3,720
Intercompany	397,832	353,451
Professional liability risks	187,980	184,115
Deferred credits and other liabilities	$ 80,231	$ 77,351
Commitments and contingencies
Equity:
Stockholders’ equity (deficit)	$ (8,368)	$ 12,597
Noncontrolling interests	44,105	38,559
Total equity	35,737	51,156
Total liabilities and equity	2,225,946	808,475
Consolidating and Eliminating Adjustments
Current assets:
Investment in subsidiaries	(1,943)	(55,609)
Intercompany	(2,937,529)	(2,580,391)
Total assets	(2,939,472)	(2,636,000)
Current liabilities:
Intercompany	$ (2,937,529)	$ (2,580,391)
Commitments and contingencies
Equity:
Stockholders’ equity (deficit)	$ (1,943)	$ (55,609)
Total equity	(1,943)	(55,609)
Total liabilities and equity	(2,939,472)	$ (2,636,000)
Senior notes due 2020 and 2023
Current assets:
Proceeds from senior unsecured notes due 2020 and 2023 held in escrow	1,350,000
Current liabilities:
Long-term debt – senior unsecured notes due 2020 and 2023	1,350,000
Senior notes due 2020 and 2023 | Non-Guarantor Subsidiaries
Current assets:
Proceeds from senior unsecured notes due 2020 and 2023 held in escrow	1,350,000
Current liabilities:
Long-term debt – senior unsecured notes due 2020 and 2023	$ 1,350,000